Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

(in thousands)	Unrealized gains (losses) on available-for- sale securities	Total Accumulated Other Comprehensive Income

Balance at December 31, 2016	$—	$—

Activity for the year ended December 31, 2017	1,181	1,181
Ending Balance at December 31, 2017	1,181	1,181

Activity for the year ended December 31, 2018	(1,181)	(1,181)
Ending Balance at December 31, 2018	—	—

Activity for the year ended December 31, 2019	—	—
Ending Balance at December 31, 2019	$—	$—